Supplementary Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2025
Supplementary Cash Flow Information
Schedule of supplemental balance sheet disclosures

	December 31, 2025
	Unrestricted cash and cash
	equivalents included in the						Cash and cash equivalents included on
	consolidated statement of cash flows			Restricted cash and cash equivalents			the consolidated balance sheet
		Cash			Cash			Cash
	Cash	equivalents	Total	Cash	equivalents	Total	Cash	equivalents	Total
Holding company cash and investments	89.1	108.1	197.2	—	—	—	89.1	108.1	197.2
Subsidiary cash and short term investments	2,265.1	3,658.2	5,923.3	344.6	295.8	640.4	2,609.7	3,954.0	6,563.7
Fairfax India	17.4	0.4	17.8	—	4.2	4.2	17.4	4.6	22.0
Assets held for sale (note 21)	9.4	95.1	104.5	0.1	—	0.1	9.5	95.1	104.6
	2,381.0	3,861.8	6,242.8	344.7	300.0	644.7	2,725.7	4,161.8	6,887.5

	December 31, 2024
	Unrestricted cash and cash
	equivalents included in the						Cash and cash equivalents included on
	consolidated statement of cash flows			Restricted cash and cash equivalents			the consolidated balance sheet
		Cash			Cash			Cash
	Cash	equivalents	Total	Cash	equivalents	Total	Cash	equivalents	Total
Holding company cash and investments	146.2	362.0	508.2	155.0	—	155.0	301.2	362.0	663.2
Holding company assets pledged for derivative obligations	—	101.1	101.1	—	—	—	—	101.1	101.1
Subsidiary cash and short term investments	2,411.2	3,010.2	5,421.4	1,000.1	240.6	1,240.7	3,411.3	3,250.8	6,662.1
Fairfax India	55.1	26.7	81.8	—	4.4	4.4	55.1	31.1	86.2
	2,612.5	3,500.0	6,112.5	1,155.1	245.0	1,400.1	3,767.6	3,745.0	7,512.6

Schedule of cash flow, supplemental disclosures

Details of certain cash flows included in the consolidated statement of cash flows for the years ended December 31 were as follows:

	2025	2024
Net (purchases) sales of investments classified at FVTPL
Short term investments	(1,268.6)	1,267.0
Bonds	(2,589.6)	(1,888.1)
Preferred stocks	(9.1)	(11.3)
Common stocks	(169.6)	(248.5)
Net derivatives and other invested assets	(22.2)	365.1
	(4,059.1)	(515.8)

Changes in operating assets and liabilities
Net (increase) decrease in restricted cash and cash equivalents	746.5	(733.3)
Insurance contract receivables	(231.0)	144.2
Reinsurance contract assets held	(377.2)	17.2
Insurance contract payables	61.3	(273.8)
Insurance contract liabilities	4,329.4	2,388.4
Other receivables	62.9	(36.9)
Accounts payable and accrued liabilities	47.4	312.5
Other	(380.9)	(411.5)
	4,258.4	1,406.8

Net interest and dividends received
Interest and dividends received	2,584.2	2,570.6
Interest paid on borrowings	(677.4)	(508.8)
Interest paid on lease liabilities	(73.0)	(57.3)
	1,833.8	2,004.5

Net income taxes paid	(953.5)	(1,005.6)